SUBSEQUENT EVENTS (Details) - USD ($)		6 Months Ended
	Aug. 11, 2013	Jun. 30, 2019
Shares	1,000,000
Date 1 [Member]
Date		1/12/18
Shares		10,000
Issuance description		Services
Relationship		Non-related parties
Share Price		$ 3.000
Amount		$ 30,000
Date 1 [Member] | Subsequent Event [Member]
Date		7/11/19
Shares		200,000
Issuance description		Services
Relationship		Non-related parties
Amount		$ 9,000